Principal Activities and Organization (Subsidiaries, VIE and VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
NQ HK [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Apr. 26, 2010	[1]
Place of Incorporation	Hong Kong	[1]
Relationship	Wholly-owned subsidiary	[1]
Principal Activities	Consumer mobile security services in overseas markets	[1]
Former registered name	NetQin International Ltd.
Date to change former registered name	Aug. 01, 2012
NQ US [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Nov. 05, 2010	[2]
Place of Incorporation	United States	[2]
Relationship	Wholly-owned subsidiary	[2]
Principal Activities	Market intelligence and information analysis	[2]
Former registered name	NetQin US Inc.
Date to change former registered name	Dec. 14, 2011
NQ Taiwan [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Dec. 02, 2011
Place of Incorporation	Taiwan
Relationship	Wholly-owned subsidiary
Principal Activities	Marketing and sales development
NQ Mobile International AG [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Jun. 19, 2012
Place of Incorporation	Switzerland
Relationship	Wholly-owned subsidiary
Principal Activities	Worldwide purchase, sale and general distribution of software products
NQ Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	May 15, 2007
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ Mobile Lux S.A. [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Sep. 06, 2012
Place of Incorporation	Luxembourg
Relationship	Wholly-owned subsidiary
Principal Activities	Management of Intellectual properties
NQ Mobile (Chengdu) Co., Ltd. [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Dec. 26, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Software design and development for computer and mobile devices and other technology consulting services
Beijing Technology [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Oct. 21, 2005
Place of Incorporation	The PRC
Relationship	VIE
Principal Activities	Consumer mobile security services in PRC market and research and development
Tianjin Qingyun [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Feb. 21, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of the VIE
Principal Activities	Financial management services
NationSky [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	May 31, 2012
Place of Incorporation	The PRC
Relationship	Subsidiary of the VIE
Principal Activities	Enterprise mobility services
Beijing Feiliu [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Nov. 30, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of the VIE
Principal Activities	Mobile games and advertising
Beijing Red [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation	Nov. 30, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Feiliu
Principal Activities	Development and operation of mobile games

[1]	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
[2]	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.